As filed with the Securities and Exchange Commission on November 20, 2017

1933 Act File No. 333-212418

1940 Act File No. 811-23167

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ____
Post-Effective Amendment No. 3	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 5	☒
(Check appropriate box or boxes.)

OSI ETF TRUST

(Exact name of Registrant as Specified in Charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 855-7670

Name and Address of Agent for Service:	With a Copy to:
Connor O’Brien	Michael Mabry, Esq.
60 State Street	Stradley Ronon Stevens & Young, LLP
Suite 700	2005 Market Street, Suite 2600
Boston, MA 02109	Philadelphia, PA 19103

Continuous

Approximate Date of Proposed Offering:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on ____ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 20th day of November 2017.

OSI ETF TRUST
By:	/s/ Kevin Beadles
Kevin Beadles, President and Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Kevin Beadles
Kevin Beadles	President and Secretary	November 20, 2017

/s/ Connor O’Brien*
Connor O’Brien	Trustee	November 20, 2017

/s /Richard M. Goldman*
Richard M. Goldman	Trustee	November 20, 2017

/s/ Charles A. Baker *
Charles A. Baker	Trustee	November 20, 2017

/s/ Jeffrey D. Haroldson *
Jeffrey D. Haroldson	Trustee	November 20, 2017

/s/ Joshua G. Hunter
Joshua G. Hunter	Treasurer	November 20, 2017

*By:	/s/ Kevin Beadles
Kevin Beadles
Attorney-in-Fact

(Pursuant to Power of Attorney, previously with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement and incorporated herein by reference)

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase